Employee Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Employee benefits including Executive Directors’ and Prescribed Officers’ salaries and other benefits	$ 680	$ 797	$ 1,024
- defined benefit post-retirement medical expenses	9	10	9
Retrenchment costs	7	30	92
Share-based payment expense (note 11)	42	35	33
Included in cost of sales, other expenses (income) and corporate administration, marketing and other expenses of continuing and discontinued operations	795	947	1,270
Post-retirement medical scheme for AngloGold Ashanti's South African employees
Disclosure of net defined benefit liability (asset) [line items]
- current medical expenses	29	39	58
- defined benefit post-retirement medical expenses	8	9	10
Pension
Disclosure of net defined benefit liability (asset) [line items]
- defined contribution	$ 29	$ 37	$ 53